Related Party Transactions and Arrangements (Schedule of General and Administrative Expenses Absorbed) (Details) (Manager [Member], ARC Properties Advisors, LLC [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Absorbed General and Administrative Expenses [Member]
Schedule of General and Administrative Expenses Absorbed [Line Items]
Related Party Transaction, Amounts of Transaction	$ 234	$ 20
Absorbed General and Administrative Expenses, Receivable [Member]
Schedule of General and Administrative Expenses Absorbed [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ 0